CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933, Ivy Funds, Inc. (1933 Act File No. 33-45961; 1940 Act File No. 811-6569; CIK #883622) ("Registrant") hereby certifies (a) that the form of Prospectus used with respect to the Registrant does not differ from that contained in Post-Effective Amendment No. 24 ("Amendment No. 24") to its Registration Statement on Form N-1A, which is the Registrant's most recent post-effective amendment, and (b) that Amendment No. 24 was filed electronically.

IVY FUNDS, INC.

Dated: August 3, 2005	By: /s/Kristen A. Richards
Kristen A. Richards
Vice President, Secretary and
Associate General Counsel